UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Steven M. Friedman       New York, New York        May 13, 2008
----------------------------   ------------------------  ----------------
       [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   53
                                               -------------
                                                      52,522
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Aes Corp                          Common Stock   00130H105   1,584    95,000 SH       SOLE                 95,000
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Altria Group Inc                  Common Stock   02209S103     777    35,000 SH       SOLE                 35,000
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American Intl Group Inc           Common Stock   026874107     433    10,000 SH       SOLE                 10,000
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Amerisourcebergen Corp            Common Stock   03073E105   1,865    45,500 SH       SOLE                 45,500
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Invt Corp                  Common Stock   03761U106     981    62,000 SH       SOLE                 62,000
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Baker Hughes Inc                  Common Stock   057224107   1,028    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos Inc              Common Stock   073902108       1        50 SH  CALL SOLE                     50
-----------------------------------------------------------------------------------------------------------------------------------
Blackrock Kelso Capital Corp      Common Stock   092533108   2,116   177,199 SH       SOLE                177,199
-----------------------------------------------------------------------------------------------------------------------------------
Brinks Co                         Common Stock   109696104     672    10,000 SH       SOLE                 10,000
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Burlington Northn Santa Fe Corp   Common Stock   12189T104     692     7,500 SH       SOLE                  7,500
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103     455    20,600 SH       SOLE                 20,600
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CBS Corp New                      Class B        124857202     221    10,000 SH       SOLE                 10,000
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CME Group Inc                     Common Stock   12572Q105     469     1,000 SH       SOLE                  1,000
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Capstead Mtg Corp                 Com No Par     14067E506     285    25,000 SH       SOLE                 25,000
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Citadel Broadcasting Corp         Common Stock   17285T106     457   275,000 SH       SOLE                275,000
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp                       Common Stock   172908105     285    10,000 SH       SOLE                 10,000
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Coca Cola Co                      Common Stock   191216100   4,017    66,000 SH       SOLE                 66,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A Spl    20030N200     769    40,530 SH       SOLE                 40,530
-----------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd                      Common Stock   G2552X108     763    17,250 SH       SOLE                 17,250
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Entercom Communications Corp      Class A        293639100      99    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Exide Technologies            Common Stock New   302051206     131    10,000 SH       SOLE                 10,000
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Foster Wheeler Ltd                SHS New        G36535139   1,416    25,000 SH       SOLE                 25,000
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General Electric Co               Common Stock   369604103     370    10,000 SH       SOLE                 10,000
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Gentek Inc                    Common Stock New   37245X203      16       534 SH       SOLE                    534
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Goldman Sachs Group Inc           Common Stock   38141G104     595     3,600 SH       SOLE                  3,600
-----------------------------------------------------------------------------------------------------------------------------------
ICT Group Inc                     Common Stock   44929Y101     151    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Trust                   DJ Broker-Deal   464288794     585    15,700 SH       SOLE                 15,700
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JP Morgan Chase & Co              Common Stock   46625H100   2,233    52,000 SH       SOLE                 52,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   3,276    50,500 SH       SOLE                 50,500
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KBR Inc                           Common Stock   48242W106     277    10,000 SH       SOLE                 10,000
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MFA Mtg Invts Inc                 Common Stock   55272X102     315    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                   Common Stock   61166W101     725     6,500 SH       SOLE                  6,500
-----------------------------------------------------------------------------------------------------------------------------------
NBTY Inc                          Common Stock   628782104     300    10,000 SH       SOLE                 10,000
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News Corp                         Class B        65248E203     857    45,000 SH       SOLE                 45,000
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Nexcen Brands Inc                 Common Stock   653351106     576   168,000 SH       SOLE                168,000
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Nucor Corp                        Common Stock   670346105   1,016    15,000 SH       SOLE                 15,000
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Owens Corning New                 Common Stock   690742101     453    25,000 SH       SOLE                 25,000
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Reliance Steel & Aluminum Co      Common Stock   759509102     898    15,000 SH       SOLE                 15,000
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Research in Motion Ltd            Common Stock   760975102   1,403    12,500 SH       SOLE                 12,500
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Spdr Tr                           Unit Ser 1     78462F103   9,898    75,000 SH       SOLE                 75,000
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Seacor Holdings Inc               Common Stock   811904101   3,073    36,000 SH       SOLE                 36,000
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Select Sector Spdr Tr           SBI Int-Energy   81369Y506     524     7,072 SH       SOLE                  7,072
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Select Sector Spdr Tr             SBI Int-Tech   81369Y803     477    21,276 SH       SOLE                 21,276
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Sothebys                          Common Stock   835898107     578    20,000 SH       SOLE                 20,000
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Time Warner Inc                   Common Stock   887317105     841    60,000 SH       SOLE                 60,000
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Time Warner Cable Inc             Class A        88732J108     375    15,000 SH       SOLE                 15,000
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Titan Intl Inc Ill                Common Stock   88830M102   1,439    47,000 SH       SOLE                 47,000
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USG Corp                      Common Stock New   903293405     184     5,000 SH       SOLE                  5,000
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United Westn Bancorp Inc          Common Stock   913201109     447    25,000 SH       SOLE                 25,000
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UAL Corp                      Common Stock New   902549807       3       141 SH       DEFINED                 141
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Westwood One Inc                  Common Stock   961815107     315   150,000 SH       SOLE                150,000
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Wyndham Worldwide Corp            Common Stock   98310W108     517    25,000 SH       SOLE                 25,000
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Zilog Inc                        Com Par $0.01   989524301     289    82,641 SH       SOLE                 82,641
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